Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Offsetting Derivative Assets [Abstract]
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	¥ 15,328,000	¥ 12,911,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet	18,495,497	14,058,963
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet	5,000,989	4,555,748
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Net amounts presented in the consolidated balance sheet	16,368,000	13,833,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	37,792,000	42,172,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	1,092,000	1,212,000
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet	1,016,931	1,137,693
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	7,223,000	6,892,000
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet	7,222,768	6,891,545
Financial Instruments including those of transferred business of MUFG Union Bank
Offsetting Derivative Assets [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities	15,328,000	12,911,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet	0	0
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	15,328,000	12,911,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(12,150,000)	(9,902,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(1,097,000)	(690,000)
Derivative assets, Net amounts	2,081,000	2,319,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Gross amounts of recognized assets/liabilities	20,577,000	16,152,000
Receivables under resale agreements, Gross amounts offset in the consolidated balance sheet	(2,082,000)	(2,093,000)
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet	18,495,000	14,059,000
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(17,203,000)	(13,391,000)
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(9,000)	(32,000)
Receivables under resale agreements, Net amounts	1,283,000	636,000
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities	5,076,000	4,630,000
Receivables under securities borrowing transactions, Gross amounts offset in the consolidated balance sheet	(75,000)	(74,000)
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet	5,001,000	4,556,000
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(4,652,000)	(4,478,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	0	0
Receivables under securities borrowing transactions, Net amounts	349,000	78,000
Offsetting Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed [Abstract]
Financial assets, Gross amounts of recognized assets/liabilities, Total	40,981,000	33,693,000
Financial assets, Gross amounts offset in the consolidated balance sheet, Total	(2,157,000)	(2,167,000)
Financial assets, Net amounts presented in the consolidated balance sheet, Total	38,824,000	31,526,000
Financial assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total	(34,005,000)	(27,771,000)
Financial assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total	(1,106,000)	(722,000)
Financial assets, Net amounts, Total	3,713,000	3,033,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Gross amounts of recognized assets/liabilities	16,368,000	13,833,000
Derivative liabilities, Gross amounts offset in the consolidated balance sheet	0	0
Derivative liabilities, Net amounts presented in the consolidated balance sheet	16,368,000	13,833,000
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(11,621,000)	(9,668,000)
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(2,144,000)	(1,489,000)
Derivative liabilities, Net amounts	2,603,000	2,676,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	37,792,000	42,172,000
Payables under repurchase agreements, Gross amounts offset in the consolidated balance sheet	(2,081,000)	(2,040,000)
Payables under repurchase agreements, Net amounts presented in the consolidated balance sheet	35,711,000	40,132,000
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(34,209,000)	(39,232,000)
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(82,000)	(76,000)
Payables under repurchase agreements, Net amounts	1,420,000	824,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	1,092,000	1,212,000
Payables under securities lending transactions, Gross amounts offset in the consolidated balance sheet	(75,000)	(74,000)
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet	1,017,000	1,138,000
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(992,000)	(1,108,000)
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(10,000)	(18,000)
Payables under securities lending transactions, Net amounts	15,000	12,000
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	7,223,000	6,892,000
Obligations to return securities received as collateral, Gross amounts offset in the consolidated balance sheet	0	0
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet	7,223,000	6,892,000
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(1,766,000)	(1,975,000)
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	0	0
Obligations to return securities received as collateral, Net amounts	5,457,000	4,917,000
Offsetting Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned [Abstract]
Financial liabilities, Gross amounts of recognized assets/liabilities, Total	62,475,000	64,109,000
Financial liabilities, Gross amounts offset in the consolidated balance sheet, Total	(2,156,000)	(2,114,000)
Financial liabilities, Net amounts presented in the consolidated balance sheet, Total	60,319,000	61,995,000
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total	(48,588,000)	(51,983,000)
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total	(2,236,000)	(1,583,000)
Financial liabilities, Net amounts, Total	¥ 9,495,000	¥ 8,429,000